Financing Arrangements (Tables) - One Energy Enterprises Inc [Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Schedule of Company's debt and Private Investors' debt
The table below summarizes the Company’s debt as of March 31, 2024, and December 31, 2023 (in whole dollars):

	March 31, 2024	December 31, 2023
Long-term debt – Project Finance	$14,015,447	$14,161,221
Long-term debt – Private Investor (related party)	13,503,449	12,695,602
Long-term debt other – Equipment Loans	312,629	339,300
Note payable – Mortgage (related party)	2,000,000	—

Total long-term debt	29,831,525	27,196,123

Less:
Current portion of long-term debt	(14,877,713)	(13,395,166)
Current portion of debt issuance cost	36,503	44,577
Current portion of net loan origination fees	84,770	113,025

Current portion of long-term debt, net	(14,756,440)	(13,237,564)

	March 31, 2024	December 31, 2023

Add:
Loan origination fees	(275,393)	(275,393)
Amortization	165,268	136,543

Net loan origination fees	(110,125)	(138,850)

Total long-term debt, net	$14,928,457	$13,775,132

The table below summarizes the Company’s debt as of the years ended December 31, 2023, and 2022 (in whole dollars):

	December 31,
	2023	2022
Long-term debt – OEE Buyer, LLC (related party)	$—	$15,000,000
Long-term debt – Project Finance	14,161,221	14,713,645
Long-term debt – Private Investors (related party)	12,695,602	10,810,702
Long-term debt other – Equipment Loans	339,300	441,868
Note payable – Institutional Investor	—	1,000,000

Total long-term debt	27,196,123	41,966,215

Less:
Current portion of long-term debt	(13,395,166)	(4,654,764)
Current portion of debt issuance cost	44,577	—
Current portion of net loan origination fees	113,025	—

Current portion of long-term debt, net	(13,237,564)	(4,654,764)

Add:
Loan origination fees	(275,393)	(2,120,690)
Amortization	136,543	2,092,987

Net loan origination fees	(138,850)	(27,703)

Add:
Debt issuance cost	—	(103,517)
Amortization	—	23,004

Net debt issuance cost	—	(80,513)

Total long-term debt, net	$13,775,132	$37,203,235

The outstanding balance on the Private Investors’ debt was $12,695,602 and $10,730,189, net of debt issuance costs of $0 and $80,513, at December 31, 2023 and 2022, respectively, comprised of the following:

	December 31,
	2023	2022
Private Investor (Stockholder), net of debt issuance costs	$12,695,602	$9,730,189
Private Investor (Board Member)	—	1,000,000

Total Private Investor Debt	$12,695,602	$10,730,189

Schedule of principal maturities of outstanding debt obligations
As of March 31, 2024, the annual principal maturities of outstanding debt obligations for each of the next five years is as follows (in whole dollars):

Remainder of 2024	$14,435,537
2025	1,818,610
2026	1,335,619
2027	780,542
2028	817,862
Thereafter	10,643,355

$29,831,525

As of December 31, 2023, the annual principal maturities of outstanding debt obligations for each of the next five years is as follows (
in
whole
dollars):

2024	$13,395,166
2025	749,718
2026	809,479
2027	780,542
2028	817,862
Thereafter	10,643,356

$27,196,123